NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
NATURE OF BUSINESS

NOTE 1. NATURE OF BUSINESS

Tevogen Bio Holdings Inc., a Delaware corporation (the “Company”), is a clinical-stage specialty immunotherapy company harnessing the power of CD8+ cytotoxic T lymphocytes to develop off-the-shelf, precision T cell therapies for the treatment of infectious diseases, cancers, and other disorders. The Company’s precision T cell technology, ExacTcell, is a set of processes and methodologies to develop, enrich, and expand single human leukocyte antigen-restricted CTL therapies with proactively selected, precisely defined targets. The Company has completed a Phase 1 proof-of-concept trial for the first clinical product of ExacTcell, TVGN 489, for the treatment of ambulatory, high-risk adult COVID-19 patients, and has other product candidates in its pipeline.

On February 14, 2024 (the “Closing Date”), pursuant to the Agreement and Plan of Merger dated June 28, 2023 (the “Merger Agreement”) by and among Semper Paratus Acquisition Corporation (“Semper Paratus”), Semper Merger Sub, Inc., a wholly owned subsidiary of Semper Paratus (“Merger Sub”), SSVK Associates, LLC (the “Sponsor”), Tevogen Bio Inc (n/k/a Tevogen Bio Inc.) (“Tevogen Bio”), and Dr. Ryan Saadi, in his capacity as seller representative, Merger Sub merged with and into Tevogen Bio, with Tevogen Bio being the surviving entity and a wholly owned subsidiary of Semper Paratus (the “Merger” and together with the other transactions contemplated by the Merger Agreement, the “Business Combination”) and Semper Paratus was renamed Tevogen Bio Holdings Inc.

In connection with the closing of the Business Combination (the “Closing”), the then-outstanding shares of common stock of Tevogen Bio, were converted into shares of the common stock of the Company at an exchange ratio of approximately 4.85 shares of Company common stock for each share of Tevogen Bio common stock (the “Exchange Ratio”). See Note 4 for more information on the Business Combination.

As discussed in Note 4, the Merger was accounted for as a reverse recapitalization under which the historical financial statements of the Company prior to the Merger are those of Tevogen Bio. All information related to the common stock of Tevogen Bio prior to the Closing and presented in the consolidated financial statements and notes thereto has been retroactively adjusted to reflect the Exchange Ratio.

Following the Merger, the former equity holders and holders of convertible promissory notes of Tevogen Bio held 91.0% of the outstanding shares of common stock of the Company and the former shareholders, creditors, and other contractual counterparties of Semper Paratus held 9.0% of the Company.